STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	11 Months Ended	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2013	Dec. 31, 2012	Dec. 21, 2012	Feb. 13, 2012	Nov. 29, 2011
Warrants Issued, Price Per Warrant	$ 0.75			$ 0.75
Sale of Stock, Price Per Share		$ 10.40	$ 10.40		$ 0.0087	$ 0.0001
Stock Units Issued During Period		4,000,000
Warrants Issued During Period	4,500,000	4,500,000
Stock Units Issued During Period Price Per Unit		10.00
Common Class A [Member]
Sale of Stock, Price Per Share			$ 0.02